BORROWINGS (Details Narrative) - Seamless Group Inc [Member] $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Ripple Labs Inc [Member]
Line of credit	$ 5,000,000			$ 5,000,000
Line of credit, interest rate	12.00%	12.00%
Borrowings [Member]
Interest expense	$ 3,826,722		$ 3,154,876	4,655,070	$ 4,591,803
Alexander Kong [Member]
Loans payable	9,300,000			8,700,000	$ 9,300,000
Loans	1,600,000	$ 12.3
Mr Takis Wong [Member]
Loans	$ 2,050,000.00			$ 2,050,000.00